April 30, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re: Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 54 (“PEA#54”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 55 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 54 (“PEA#54”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#54 is being filed to update financial information relating to the following series of the Trust:

Timothy Plan Strategic Growth Portfolio Variable Series; and

Timothy Plan Conservative Growth Portfolio Variable Series

On behalf of the Trust, we represent that this PEA # 54 is being filed solely for one or more of the purposes enumerated in Rule 485(b) and that no material event requiring disclosure in the prospectus has occurred requiring filing under another applicable Rule. Accordingly, this PEA # 54 qualifies for immediate effectiveness under Rule 485(b).

Please direct all comments concerning this filing to me at the below-listed address and/or phone number. Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/ David D. Jones, Esq.
DAVID D. JONES, ESQ.